LoCorr Spectrum Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 24.0%	Units	Value
Chemicals - 1.7%
CVR Partners LP(b)	17,143	$1,288,639

Coal - 1.2%
Alliance Resource Partners LP	33,135	903,923

Diversified Financial Services - 1.0%
Alliance Bernstein Holding LP	19,399	743,176

Gas - 0.9%
Global Partners LP	12,322	657,748

Investment Companies - 0.6%
Icahn Enterprises LP(b)	47,597	431,229

Oil & Gas - 3.2%
Black Stone Minerals LP	61,024	931,836
Mach Natural Resources LP	40,490	629,620
TXO Partners LP(b)	43,123	826,237
		2,387,693

Oil & Gas Services - 3.1%
CrossAmerica Partners LP	45,273	1,112,357
USA Compression Partners LP	44,117	1,190,277
		2,302,634

Pipelines - 12.3%
Cheniere Energy Partners LP	28,809	1,902,546
Delek Logistics Partners LP	22,954	992,990
Energy Transfer LP(b)	86,193	1,602,328
Enterprise Products Partners LP	44,535	1,520,425
MPLX LP	27,473	1,470,355
Plains All American Pipeline LP	52,401	1,048,020
Western Midstream Partners LP	16,728	685,179
		9,221,843
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $12,905,477)		17,936,885

COMMON STOCKS - 22.1%	Shares	Value
Diversified Financial Services - 1.7%
Artisan Partners Asset Management, Inc. - Class A	16,636	650,468
OneMain Holdings, Inc.	12,556	613,737
		1,264,205

Mining - 5.9%
Barrick Gold Corp.	74,692	1,452,013
Newmont Corp.	34,237	1,652,962
Rio Tinto PLC - ADR	22,286	1,338,943
		4,443,918

Oil & Gas - 1.8%
Sable Offshore Corp. (a)	30,000	761,100
Viper Energy, Inc.	13,428	606,274
		1,367,374

Pipelines - 9.8%
Antero Midstream Corp.	61,983	1,115,694
Enbridge, Inc.	18,984	841,181
Hess Midstream LP - Class A	37,871	1,601,564
Kinetik Holdings, Inc.	15,587	809,589
ONEOK, Inc.	13,949	1,384,020
Williams Cos., Inc.	25,796	1,541,569
		7,293,617

Transportation - 2.9%
FLEX LNG Ltd.	37,272	856,883
Frontline PLC	44,774	664,894
Genco Shipping & Trading Ltd.	45,518	608,121
		2,129,898
TOTAL COMMON STOCKS (Cost $15,290,769)		16,499,012

REITS - 20.2%	Shares	Value
AGNC Investment Corp.(b)	138,987	1,331,496
American Homes 4 Rent - Class A	19,063	720,772
Annaly Capital Management, Inc.	67,876	1,378,562
Apollo Commercial Real Estate Finance, Inc.	65,631	628,089
Brandywine Realty Trust	143,664	640,741
Camden Property Trust	5,538	677,297
Digital Realty Trust, Inc.	8,825	1,264,534
Essex Property Trust, Inc.	2,251	690,089
Gaming and Leisure Properties, Inc.	14,931	759,988
Global Net Lease, Inc.(b)	96,236	773,738
Healthpeak Properties, Inc.	35,837	724,624
Iron Mountain, Inc.	15,765	1,356,421
Omega Healthcare Investors, Inc.	15,843	603,301
Rithm Capital Corp.	80,427	920,889
Sabra Health Care, Inc.	47,245	825,370
Simon Property Group, Inc.	4,605	764,798
Starwood Property Trust, Inc.	51,375	1,015,684
TOTAL REITS (Cost $14,971,602)		15,076,393

CLOSED END FUNDS - 11.6%	Shares	Value
FS Credit Opportunities Corp.	99,724	703,054
KKR Income Opportunities Fund	44,182	542,997
Morgan Stanley Emerging Markets Debt Fund, Inc.	78,840	634,662
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	131,360	617,392
Nuveen Credit Strategies Income Fund	114,805	617,651
Nuveen Floating Rate Income Fund	102,678	869,682
Nuveen Preferred & Income Opportunities Fund	70,603	562,000
Nuveen Variable Rate Preferred & Income Fund	36,084	677,297
NYLI CBRE Global Infrastructure Megatrends Term Fund	64,430	857,563
PIMCO Access Income Fund	40,947	657,609
PIMCO Dynamic Income Opportunities Fund	48,855	678,107
Templeton Emerging Markets Income Fund	119,936	645,256
Western Asset Diversified Income Fund	43,951	635,092
TOTAL CLOSED END FUNDS (Cost $8,527,497)		8,698,362

BUSINESS DEVELOPMENT COMPANIES - 11.3%	Shares	Value
Ares Capital Corp.	64,081	1,420,035
Blackstone Secured Lending Fund	48,848	1,580,721
Blue Owl Capital Corp.	45,804	671,487
FS KKR Capital Corp.	66,835	1,400,193
New Mountain Finance Corp.	71,919	793,267
Oaktree Specialty Lending Corp.	40,848	627,425
Sixth Street Specialty Lending, Inc.	57,809	1,293,765
Hercules Capital, Inc.	34,818	668,854
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $7,887,533)		8,455,747

PREFERRED STOCKS - 3.3%	Shares	Value
Diversified Financial Services - 1.1%
FTAI Aviation Ltd., Series D, 9.50% to 06/15/2028 then 5 yr. CMT Rate + 5.16%, Perpetual	31,664	817,248

REITS - 2.2%
Annaly Capital Management, Inc.	–	$–
Series F, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual	14,040	358,301
Series G, 8.72% (3 mo. Term SOFR + 4.43%), Perpetual	26,487	665,618
Chimera Investment Corp., Series B, 10.35% (3 mo. Term SOFR + 6.05%), Perpetual	27,829	664,278
		1,688,197
TOTAL PREFERRED STOCKS (Cost $2,178,396)		2,505,445

ROYALTY TRUSTS - 1.1%	Shares	Value
Kimbell Royalty Partners LP	58,846	823,844
TOTAL ROYALTY TRUSTS (Cost $796,969)		823,844

RIGHTS - 0.0%(c)	Shares	Value
Nuveen Credit Strategies Income Fund, Expires 04/30/2025, Exercise Price $5.24 (a)	114,805	3,444
TOTAL RIGHTS (Cost $0)		3,444

TOTAL INVESTMENTS - 93.6% (Cost $62,558,243)		69,999,132
Money Market Deposit Account - 5.1% (d)		3,820,621
Other Assets in Excess of Liabilities - 1.3%(e)		952,266
TOTAL NET ASSETS - 100.0%		$74,772,019
two		–%
Percentages are stated as a percent of net assets.		–%

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	All or a portion of this security is held at collateral for options written. As of the reporting date, the value of this collateral is $5,249,086.24.
(c)	Represents less than 0.05% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2025 was 4.20%.

(e)	Includes assets pledged as collateral for derivatives. As of the reporting date, the value of these assets total $935,428.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

LoCorr Spectrum Income Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Master Limited Partnerships	$17,936,885	$–	$–	$17,936,885
Common Stocks	16,499,012	–	–	16,499,012
REITS	15,076,393	–	–	15,076,393
Closed End Funds	8,698,362	–	–	8,698,362
Business Development Companies	8,455,747	–	–	8,455,747
Preferred Stocks	2,505,445	–	–	2,505,445
Royalty Trusts	823,844	–	–	823,844
Rights	3,444	–	–	3,444
Total Investments	$69,999,132	$–	$–	$69,999,132

Refer to the Schedule of Investments for further disaggregation of investment categories.